Subsequent Events (Details) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended				4 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended		17 Months Ended
	Mar. 05, 2026	Feb. 09, 2026	Jan. 29, 2026	Dec. 19, 2025	Oct. 30, 2025	Aug. 25, 2025	Jun. 30, 2025	Mar. 11, 2026	Jan. 31, 2026	Feb. 28, 2026	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jul. 31, 2025	Mar. 31, 2025	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Aug. 31, 2025	Feb. 10, 2026	Nov. 06, 2025	Sep. 01, 2025
Subsequent Events [Line Items]
Investments (in Dollars)															$ 112,990	$ 1,934,496	$ 1,939,004			$ 1,934,496	$ 3,871,396	$ 1,939,004
Accrued interest (in Dollars)												$ 462,975						$ 462,975
Principal amount (in Dollars)															$ 1,967,500
Common stock for issuance																24,551,226				24,551,226
Issuance of shares																8,259,644				8,259,644	8,250,000
Initial advance (in Dollars)						$ 8,000,000					$ 451,479	$ 1,493,873	$ 2,139,680	$ 250,000						$ 2,999,051	$ 3,559,735
Original issue discount						8.00%
Bears interest per annum						6.00%
Number of warrants purchased (in Dollars)						$ 16,000,000
Exercise price per share (in Dollars per share)																$ 1.26		$ 0.01		$ 1.26
Number of shares issued																		74,430
Conversion [Member]
Subsequent Events [Line Items]
Number of trading days						10
Warrants [Member]
Subsequent Events [Line Items]
Cancelled							74,430
Exercise price per share (in Dollars per share)						$ 8.75
Nasdaq listing price per share (in Dollars per share)						$ 8.75
Common Stock [Member]
Subsequent Events [Line Items]
Cancelled																				74,430
Common stock for issuance							500,000					500,000				500,000				500,000
Initial advance (in Dollars)
Convertible Debt [Member]
Subsequent Events [Line Items]
Outstanding principal amount (in Dollars)																		$ 235,683
Investor [Member]
Subsequent Events [Line Items]
Investments (in Dollars)																	$ 1,832,362					$ 1,832,362
Related Party [Member]
Subsequent Events [Line Items]
Outstanding principal amount (in Dollars)											217,678
Streeterville Capital, LLC [Member]
Subsequent Events [Line Items]
Number of shares issued																		685,714
Streeterville Capital, LLC [Member] | Convertible Debt [Member]
Subsequent Events [Line Items]
Outstanding principal amount (in Dollars)				$ 560,000	$ 560,000	$ 2,220,000												$ 1,341,251
Conversion price (in Dollars per share)				$ 8.75	$ 8.75	$ 8.75
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares to be issued		15,000							4,000
Percentage of reference market price			85.00%
Subsequent Event [Member] | Second 2025 Notes [Member]
Subsequent Events [Line Items]
Nasdaq listing price per share (in Dollars per share)			$ 8.75
Subsequent Event [Member] | Marketing And Media Services Engagement [Member]
Subsequent Events [Line Items]
Shares to be issued									15,000
Subsequent Event [Member] | Streeterville Capital, LLC [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)		$ 6
Nasdaq listing price per share (in Dollars per share)								$ 8.75
Subsequent Event [Member] | Western Technologies Investments [Member]
Subsequent Events [Line Items]
Shares to be issued										136,154
Subsequent Event [Member] | Maxim Partners LLC [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Percentage of shares outstanding on direct listing																							0.50%
Maximum [Member] | Conversion [Member]
Subsequent Events [Line Items]
Conversion price for the advances						120.00%
Maximum [Member] | Subsequent Event [Member] | Second 2025 Notes [Member]
Subsequent Events [Line Items]
Outstanding principal amount (in Dollars)			$ 1,650,000
Minimum [Member] | Conversion [Member]
Subsequent Events [Line Items]
Conversion price for the advances						90.00%
Minimum [Member] | Subsequent Event [Member] | Second 2025 Notes [Member]
Subsequent Events [Line Items]
Outstanding principal amount (in Dollars)			$ 935,000
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Shares to be issued															23,060	205,112	367,434			23,060	622,411	367,434
Investments (in Dollars)																$ 1,009,593				$ 1,009,593
Accrued interest (in Dollars)																				$ 462,975
Cancelled							74,430													74,430
Series B Preferred Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Amount reserved																500,000				500,000
Series B Preferred Stock [Member] | Investor [Member]
Subsequent Events [Line Items]
Investments (in Dollars)																$ 112,990				$ 112,990
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Issuance of shares																8,259,644		26,352,457		8,259,644
Exercise price per share (in Dollars per share)																		$ 0.01
Class A Ordinary Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Initial advance (in Dollars)
Class A Ordinary Shares [Member] | Streeterville Capital, LLC [Member] | Equity Financing Warrant1 [Member] | Forecast [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)	$ 6
Warrants issued	147,500
Proceeds from issuance of warrants (in Dollars)	$ 885,000
Class A Ordinary Shares [Member] | Streeterville Capital, LLC [Member] | Convertible Debt [Member]
Subsequent Events [Line Items]
Conversion price for the advances				85.00%	85.00%	85.00%
Class A Ordinary Shares [Member] | Streeterville Capital, LLC [Member] | Convertible Debt [Member] | Conversion [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)						$ 2
Class A Ordinary Shares [Member] | Maxim Partners LLC [Member]
Subsequent Events [Line Items]
Issuance of shares																								22,857	115,169
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Second 2025 Notes [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)			$ 7.44
Number of shares converted			97,799
Class A Ordinary Shares [Member] | Subsequent Event [Member] | FMW Media Works LLC [Member]
Subsequent Events [Line Items]
Issuance of shares									59,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Streeterville Capital, LLC [Member] | Equity Financing Warrant1 [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)			$ 8.75
Warrants issued			57,500
Proceeds from issuance of warrants (in Dollars)			$ 503,125
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Streeterville Capital, LLC [Member] | Equity Financing Warrant2 [Member]
Subsequent Events [Line Items]
Shares to be issued			200,000
Exercise price per share (in Dollars per share)			$ 8.75
Proceeds from issuance of warrants (in Dollars)			$ 1,750,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Western Technologies Investments [Member]
Subsequent Events [Line Items]
Warrants issued										307,384
Proceeds from issuance of warrants (in Dollars)										$ 300,002
Number of shares issued										334,961
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Western Technologies Investments [Member] | WTI 2016 Debt [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)										$ 2.332
Warrants issued										96,484
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Western Technologies Investments [Member] | WTI 2018 Debt [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)										$ 2.332
Warrants issued										32,161
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Western Technologies Investments [Member] | WTI April 2022 Debt [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)										$ 0.2996
Warrants issued										50,066
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Western Technologies Investments [Member] | WTI 2014 Debt [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)										$ 0.80
Warrants issued										156,250
Number of shares issued										42,584
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Maxim Partners LLC [Member]
Subsequent Events [Line Items]
Issuance of shares																							171,807